Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Loss Reserves [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information for our major product lines for the years ended December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$—	$—	$0.4	$—	$—	$—	$0.4	$—
Disposed and run-off businesses	355.5	2.0	79.3	6.6	333.2	2.2	75.0	6.8
Short Duration Contracts:
Disposed and run-off businesses	—	—	16.5	0.2	—	—	18.6	0.2
Total	$355.5	$2.0	$96.2	$6.8	$333.2	$2.2	$94.0	$7.0

	Years Ended December 31,
	2022	2021	2020
Claims and benefits payable, at beginning of year	$101.0	$93.5	$89.7
Less: Reinsurance ceded and other	(100.9)	(93.4)	(89.6)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.1	0.3	0.3
Total incurred losses and loss adjustment expenses	0.1	0.3	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.2	0.2
Prior years	—	0.1	0.1
Total paid losses and loss adjustment expenses	0.1	0.3	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	102.9	100.9	93.4
Claims and benefits payable, at end of year	$103.0	$101.0	$93.5